Interest in other entities - Summarised statement of profit or loss and other comprehensive income for joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Joint venture
Total comprehensive loss for the year	$ (14,326)	$ (4,814)
SiliconAurora
Joint venture
Expenses incurred for the year categorised into administration, professional and employee benefit	(508)	(751)
Total comprehensive loss for the year	$ (508)	$ (751)